Employee and Personnel Costs - Summary of Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Employee Benefits [Abstract]
Salaries and other remuneration	$ (139,244)	$ (150,026)	$ (151,444)
Social security costs	(20,011)	(23,255)	(24,241)
Share-based compensation	(13,598)	(21,446)	(35,466)
Pension and post-employment benefits	(8,871)	(9,542)	(9,208)
Total	(181,724)	(204,269)	(220,359)
Short-term employee benefits	(7,761)	(11,120)	(8,207)
Pension and post-employment benefits	(551)	(628)	(638)
Share-based compensation	(7,979)	(9,151)	(19,011)
Social security costs	(1,546)	(3,404)	(3,780)
Total	$ (17,837)	$ (24,303)	$ (31,636)